Invested and working capital, Current Assets - Other (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Current [abstract]
Prepayments	$ 3	$ 16	$ 19
Total current other assets	$ 3	$ 16	$ 19